Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000029057 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029057 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	53.30%
C000029057 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000029057 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
C000029058 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029058 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000029058 [Member] | Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000029058 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000029058 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000029058 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000029058 [Member] | Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000029059 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029059 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000029059 [Member] | Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000029059 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000029059 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000029059 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000029059 [Member] | Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000029059 [Member] | Yankee bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000029060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000029060 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029060 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029060 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000029060 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029060 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029060 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029060 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029060 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029060 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029060 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029060 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000029060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000029060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029060 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000029060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000029060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000029060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000029060 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029060 [Member] | Short term and other assets and liabilties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029061 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029061 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029061 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029061 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000029061 [Member] | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000029061 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029061 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029061 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029061 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029061 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029061 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029061 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000029061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000029061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000029061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000029061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000029061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000029061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000029061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000029061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000029061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000029061 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000029062 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029062 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000029062 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000029062 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000029062 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029062 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000029062 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029062 [Member] | Hayward Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029062 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000029062 [Member] | Gildan Activewear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000029062 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029062 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000029062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000029062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000029062 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000029062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000029062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000029062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000029062 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000029062 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000029062 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000029063 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029063 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000029063 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000029063 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000029063 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000029063 [Member] | Roche Holding AG REG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029063 [Member] | Allianz SE REG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029063 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029063 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029063 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029063 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000029063 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029063 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029063 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000029063 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029063 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000029063 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000029063 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000029063 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029063 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029063 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.50%
C000029063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029063 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029063 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.40%
C000029063 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000029063 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000029063 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.40%
C000029063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000029063 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000029063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.90%
C000029063 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000029064 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000029064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000029064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000029064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000029064 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000029064 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029064 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000029064 [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029064 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029064 [Member] | Block Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029064 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000029064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000029064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000029064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000029064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000029064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000029064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000029064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000029064 [Member] | Short Term And Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%

[1]	Represents investment in an unaffiliated U.S. government money market fund.
[2]	Represents investment in an unaffiliated U.S. government money market fund.
[3]	Represents investment in an unaffiliated U.S. government money market fund.